Supplemental Disclosure of Cash Flow Information	3 Months Ended
Mar. 31, 2021
Statement of cash flows [abstract]
Supplemental Disclosure of Cash Flow Information

12. Supplemental disclosure of cash flow information

	Three months ended
	March 31,
	2021	2020
	$	$
Changes in operating assets and liabilities:
Trade and other receivables	650	(7)
Inventory	(40)	836
Prepaid expenses and other current assets	(93)	378
Payables and accrued liabilities	115	(492)
Taxes payable	(129)	—
Deferred revenues	1,227	(406)
Employee future benefits	(83)	(105)
	1,647	204